INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	$ 16,473	$ 16,578
Less: accumulated amortization	(4,854)	(3,614)
impairment	(5,328)	(1,865)
Total expected amortization expense	665
Intangible assets, net	6,291	11,099
Estimated amortization expenses
2023	79
2024	79
2025	79
2026	79
2027	79
2028 and thereafter	270
Total expected amortization expense	665
Trademark
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	657	711
Student base
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	4,036	3,998
Initial franchise
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,641	1,626
Brand
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,131	1,224
Non-compete agreement
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	638	690
Customer relationship
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	87	94
Software and courses
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	413	438
Contracts
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	29	31
Trademark
INTANGIBLE ASSETS, NET
Intangible assets not subject to amortization	$ 7,841	$ 7,766